Non-controlling interests	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Non-controlling interests

The notes included in this section focus on the Group’s loan capital and shareholders’ equity including issued share capital, retained earnings, other equity balances and interests of minority shareholders in our subsidiary entities (non-controlling interests). For more information on capital management and how the Group maintains sufficient capital to meet our regulatory requirements see pages 137 to 145.

33 Non-controlling interests

	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2017	2016	2017	2016	2017	2016
	£m	£m	£m	£m	£m	£m
Barclays Bank PLC issued:
– Preference shares	242	340	1,838	2,698	242	340
– Upper Tier 2 instruments	3	3	272	272	-	-
Barclays Africa Group Limited	140	402	-	3,507	173	235
Other non-controlling interests	4	3	1	15	-	-
Total	389	748	2,111	6,492	415	575

Barclays Bank PLC

Barclays PLC holds 100% of the voting rights of Barclays Bank PLC. As at 31 December 2017, Barclays Bank PLC has in issue preference shares and Upper Tier 2 instruments, representing 11% (2016: 11%) of its equity. Preference share dividends and redemption are typically at the discretion of Barclays Bank PLC. The payment of Upper Tier 2 instrument coupons and principal are typically at the discretion of Barclays Bank PLC, except for coupon payments that become compulsory where Barclays PLC has declared or paid a dividend on ordinary shares in the preceding six-month period. Preference share and Upper Tier 2 instrument holders typically only have rights to redeem in the event of insolvency.

	2017	2016
Instrument	£m	£m
Preference Shares:
6.00% non-cumulative callable preference shares	-	203
6.278% non-cumulative callable preference shares	318	318
4.75% non-cumulative callable preference shares	211	211
7.1% non-cumulative callable preference shares	-	657
8.125% non-cumulative callable preference shares	1,309	1,309
Total Barclays Bank PLC Preference Shares	1,838	2,698
Barclays Africa Group Limited	-	277
Total	1,838	2,975

Upper Tier 2 Instruments:
Undated Floating Rate Primary Capital Notes Series 1	93	93
Undated Floating Rate Primary Capital Notes Series 2	179	179
Total Upper Tier 2 Instruments	272	272

Protective rights of non-controlling interests

Barclays Africa Group Limited

Barclays shareholding in BAGL has reduced from 50.1% in 2016 to 14.9% in 2017. Following the disposal BAGL is not considered as a subsidiary of the Group and has been deconsolidated for accounting purposes and is accounted for as an Available For Sale asset.

Barclays Bank PLC

Barclays Bank PLC also has in issue preference shares which are non-controlling interests to the Group. Under the terms of these instruments, Barclays PLC may not pay dividends on ordinary shares until a dividend is next paid on these instruments or the instruments are redeemed or purchased by Barclays Bank PLC. There are no restrictions on Barclays Bank PLC’s ability to remit capital to the Parent as a result of these issued instruments.

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Non-controlling interests

n Non-controlling interests

	Profit attributable to Non-Controlling interest		Equity attributable to Non-Controlling interest		Dividends paid to Non-Controlling interest
	2017	2016	2017	2016	2017	2016
	£m	£m	£m	£m	£m	£m
Barclays Africa Group Limited	140	402	-	3,507	173	235
Other non-controlling interests	4	3	1	15	-	-
Total	144	405	1	3,522	173	235